Share Capital Private Placement (Details) - USD ($)		6 Months Ended
	Aug. 15, 2019	Jun. 30, 2021	Jun. 30, 2020	Aug. 03, 2020
Class of Stock [Line Items]
Shares Issued, Price Per Share				$ 3.25
Proceeds from Issuance of Common Shares, private placement		$ 8,194,000	$ 0
Private Placement [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Period Increase (Decrease)	175,765
Shares Issued, Price Per Share	$ 1.29
Proceeds from Issuance of Common Shares, private placement	$ 325,000
Common shares not issued		76,058